Subsequent Events (Details Narrative) - USD ($)				1 Months Ended			12 Months Ended
	Mar. 22, 2018	Jan. 25, 2018	Jan. 02, 2018	Mar. 31, 2018	Sep. 30, 2017	Jul. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Annual revenues							$ 16,317,257	$ 17,150,618
Debt maturity description					maturing in March 2019		Reclassified to long-term debt as the maturity of the notes payable were extended from the original maturity of October 2017 to December 2019 during 2017.
Estimated purchase price						$ 2,174,468
Subsequent Event [Member]
Working capital		$ 175,000
Debt maturity description		Term Loan lender agreed to extend the maturity of the Term Loan to July 2019.
Estimated purchase price				$ 4,000,000
Acquisition of raised fund, percentage				60.00%
Subsequent Event [Member] | Minimum [Member]
Line of credit, rate	2.50%
Subsequent Event [Member] | Maximum [Member]
Line of credit, rate	4.00%
Subsequent Event [Member] | National Opinions Research Center [Member] | Minimum [Member]
Annual revenues			$ 5,000,000
Subsequent Event [Member] | National Opinions Research Center [Member] | Maximum [Member]
Annual revenues			$ 6,000,000